Significant Accounting Policies (Table) ( Earnings Per Share)	12 Months Ended
Mar. 31, 2015
Earnings Per Share [Abstract]
ScheduleOfEarningsPerShareBasicAndDilutedByCommonClassTextBlock
Years ended March 31,	2015	2014	2013
	(In thousands, except per share amounts)
Basic
Net earnings	$9,899	$13,779	$41,413
Deduct preferred stock dividends	23	23	23
Undistributed earnings	9,876	13,756	41,390
Earnings attributable to participating
preferred shareholders	160	438	1,406
Earnings attributable to common
shareholders	$9,716	$13,318	$39,984
Weighted average common shares
outstanding	10,690	10,747	11,147
Basic earnings per common share	$0.91	$1.24	$3.59
Diluted
Earnings attributable to common
shareholders	$9,716	$13,318	$39,984
Add dividends on convertible
preferred stock	20	20	20
Earnings attributable to common
stock on a diluted basis	$9,736	$13,338	$40,004
Weighted average common shares
outstanding-basic	10,690	10,747	11,147
Additional shares to be issued related to
the equity compensation plan	5	5	5
Additional shares to be issued under
full conversion of preferred stock	67	67	67
Total shares for diluted	10,762	10,819	11,219
Diluted earnings per share	$0.90	$1.23	$3.57